Property and Equipment, Net - Narrative (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation	$ 553,000	$ 164,000	$ 996,000	$ 243,000	$ 861,000	$ 101,000	$ 12,000
Capitalized software development costs	17,000	6,000	43,000	12,000	27,000	12,000	1,000
Interest costs capitalized	$ 23,186	$ 40,687	$ 36,278	$ 72,864	$ 159,017	$ 41,376	$ 343